Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Assets
Fixed-maturity securities, available-for-sale		$ 87,546,971	$ 80,734,468
Fixed-maturity securities, at fair value through income		37,051	37,111
Derivative assets		1,059,031	591,609
Equity securities, available-for-sale		320,166	68,611
Equity securities, trading		317,493	292,816
Corporate-owned life insurance		338,092	316,926
Separate account assets		27,733,261	28,243,123
Total assets		117,352,065	110,284,664
Liabilities
Derivative liabilities		635,634	350,321
Separate account liabilities		27,733,261	28,243,123
Reserves at fair value	[1]	20,152,641	18,096,009
Total liabilities		48,521,536	46,689,453
U.S. Government
Assets
Fixed-maturity securities, available-for-sale		1,736,523	1,755,324
Agencies not backed by the full faith and credit of the U.S. government
Assets
Fixed-maturity securities, available-for-sale		8,857	10,514
States and political subdivisions
Assets
Fixed-maturity securities, available-for-sale		9,954,613	8,998,534
Foreign government
Assets
Fixed-maturity securities, available-for-sale		438,927	272,167
Corporate securities
Assets
Fixed-maturity securities, available-for-sale		63,540,067	57,168,683
Mortgage-backed securities
Assets
Fixed-maturity securities, available-for-sale		11,650,264	12,497,799
Collateralized mortgage obligations
Assets
Fixed-maturity securities, available-for-sale		197,789	10,283
Collateralized debt obligations
Assets
Fixed-maturity securities, available-for-sale		19,931	21,164
Fair Value, Inputs, Level 1
Assets
Fixed-maturity securities, at fair value through income		36,901	37,111
Derivative assets		42,400
Equity securities, available-for-sale		320,166	68,611
Equity securities, trading		298,481	269,956
Separate account assets		27,733,261	28,243,123
Total assets		30,167,732	30,374,125
Liabilities
Derivative liabilities		27,345
Separate account liabilities		27,733,261	28,243,123
Total liabilities		27,760,606	28,243,123
Fair Value, Inputs, Level 1 | U.S. Government
Assets
Fixed-maturity securities, available-for-sale		1,736,523	1,755,324
Fair Value, Inputs, Level 2
Assets
Derivative assets		1,010,805	589,259
Equity securities, trading		19,012	22,860
Corporate-owned life insurance		338,092	316,926
Total assets		78,504,239	72,776,650
Liabilities
Derivative liabilities		604,587	316,509
Total liabilities		604,587	316,509
Fair Value, Inputs, Level 2 | Agencies not backed by the full faith and credit of the U.S. government
Assets
Fixed-maturity securities, available-for-sale		8,857	10,514
Fair Value, Inputs, Level 2 | States and political subdivisions
Assets
Fixed-maturity securities, available-for-sale		9,925,338	8,998,035
Fair Value, Inputs, Level 2 | Foreign government
Assets
Fixed-maturity securities, available-for-sale		404,687	238,794
Fair Value, Inputs, Level 2 | Corporate securities
Assets
Fixed-maturity securities, available-for-sale		54,990,599	50,147,086
Fair Value, Inputs, Level 2 | Mortgage-backed securities
Assets
Fixed-maturity securities, available-for-sale		11,609,060	12,442,893
Fair Value, Inputs, Level 2 | Collateralized mortgage obligations
Assets
Fixed-maturity securities, available-for-sale		197,789	10,283
Fair Value, Inputs, Level 3
Assets
Fixed-maturity securities, at fair value through income		150
Derivative assets		5,826	2,350
Total assets		8,680,094	7,133,889
Liabilities
Derivative liabilities		3,702	33,812
Reserves at fair value	[1]	20,152,641	18,096,009
Total liabilities		20,156,343	18,129,821
Fair Value, Inputs, Level 3 | States and political subdivisions
Assets
Fixed-maturity securities, available-for-sale		29,275	499
Fair Value, Inputs, Level 3 | Foreign government
Assets
Fixed-maturity securities, available-for-sale		34,240	33,373
Fair Value, Inputs, Level 3 | Corporate securities
Assets
Fixed-maturity securities, available-for-sale		8,549,468	7,021,597
Fair Value, Inputs, Level 3 | Mortgage-backed securities
Assets
Fixed-maturity securities, available-for-sale		41,204	54,906
Fair Value, Inputs, Level 3 | Collateralized debt obligations
Assets
Fixed-maturity securities, available-for-sale		$ 19,931	$ 21,164

[1]	Reserves at fair value are reported in Account balances and future policy benefit reserves on the Consolidated Balance Sheets.